9. PROPERTY, PLANT AND EQUIPMENT (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Unspecified projects
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized borrowing costs	R$ 91,957	R$ 215,794